UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01530

Name of Registrant:	Vanguard Explorer Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—October 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Explorer™ Fund Admiral™ Shares - VEXRX

Explorer™ Fund Investor Shares - VEXPX

Vanguard Explorer™ Fund

Admiral™ Shares (VEXRX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Explorer Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$38	0.33%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed the Russell 2500 Growth Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.

  Growth stocks outperformed their value counterparts, large-capitalization stocks outpaced small- and mid-caps, and U.S. stocks outpaced their non-U.S. counterparts.

  Of the Fund’s 11 industry sectors, only financials, consumer staples, and energy produced positive results relative to the Fund’s benchmark. Health care, consumer discretionary, information technology, and real estate detracted the most from relative Fund performance.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $50,000

	Admiral Shares	Russell 2500 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$50,000	$50,000	$50,000
2015	$49,512	$50,685	$49,778
2015	$53,385	$54,157	$52,364
2015	$53,988	$56,305	$53,051
2015	$49,760	$52,085	$52,202
2016	$44,414	$46,301	$48,507
2016	$49,011	$50,496	$52,220
2016	$52,464	$54,418	$55,380
2016	$51,052	$52,084	$54,399
2017	$56,607	$57,716	$59,045
2017	$59,383	$60,958	$61,913
2017	$61,749	$63,207	$64,311
2017	$64,964	$67,746	$67,432
2018	$70,925	$73,672	$73,900
2018	$70,711	$71,382	$70,001
2018	$77,180	$77,229	$74,878
2018	$72,916	$71,484	$71,855
2019	$73,581	$72,662	$72,183
2019	$80,786	$79,962	$78,810
2019	$82,188	$81,714	$80,048
2019	$80,403	$79,898	$81,479
2020	$85,391	$86,226	$86,890
2020	$74,236	$76,737	$77,877
2020	$89,294	$92,680	$88,692
2020	$91,830	$97,242	$89,617
2021	$116,040	$124,371	$104,742
2021	$127,587	$128,354	$117,603
2021	$130,104	$128,638	$123,216
2021	$134,462	$133,343	$129,113
2022	$119,243	$110,325	$124,115
2022	$109,033	$98,727	$113,649
2022	$108,609	$99,894	$113,627
2022	$103,533	$96,833	$107,236
2023	$112,620	$103,167	$113,667
2023	$107,545	$98,655	$115,099
2023	$118,177	$109,877	$127,968
2023	$101,213	$92,182	$116,237
2024	$120,025	$109,010	$135,428
2024	$123,285	$112,004	$140,906
2024	$132,461	$122,981	$154,975
2024	$133,362	$123,713	$160,401

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	31.76%	10.65%	10.31%
Russell 2500 Growth Index	34.21%	9.14%	9.48%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Communication Services	3.7%
Consumer Discretionary	9.9%
Consumer Staples	3.0%
Energy	4.2%
Financials	11.6%
Health Care	19.7%
Industrials	20.7%
Information Technology	17.0%
Materials	3.2%
Other	0.9%
Real Estate	3.2%
Utilities	0.6%
Other Assets and Liabilities—Net	2.3%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$21,980
Number of Portfolio Holdings	734
Portfolio Turnover Rate	35%
Total Investment Advisory Fees (in thousands)	$41,929

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5024

Vanguard Explorer™ Fund

Investor Shares (VEXPX)

Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Vanguard Explorer Fund (the "Fund") for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$51	0.44%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2024, the Fund underperformed the Russell 2500 Growth Index, its expense-free benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve embarked on a rate-cutting cycle toward the end of the period, and the year-over-year rate of consumer price inflation eased to around 2.5%. U.S. stocks posted very strong returns.

  Growth stocks outperformed their value counterparts, large-capitalization stocks outpaced small- and mid-caps, and U.S. stocks outpaced their non-U.S. counterparts.

  Of the Fund’s 11 industry sectors, only financials, consumer staples, and energy produced positive results relative to the Fund’s benchmark. Health care, consumer discretionary, information technology, and real estate detracted the most from relative Fund performance.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2014, Through October 31, 2024

Initial investment of $10,000

	Investor Shares	Russell 2500 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000
2015	$9,899	$10,137	$9,956
2015	$10,670	$10,831	$10,473
2015	$10,786	$11,261	$10,610
2015	$9,938	$10,417	$10,440
2016	$8,868	$9,260	$9,701
2016	$9,783	$10,099	$10,444
2016	$10,467	$10,884	$11,076
2016	$10,183	$10,417	$10,880
2017	$11,288	$11,543	$11,809
2017	$11,838	$12,192	$12,383
2017	$12,306	$12,641	$12,862
2017	$12,943	$13,549	$13,486
2018	$14,127	$14,734	$14,780
2018	$14,081	$14,276	$14,000
2018	$15,364	$15,446	$14,976
2018	$14,511	$14,297	$14,371
2019	$14,639	$14,532	$14,437
2019	$16,067	$15,992	$15,762
2019	$16,342	$16,343	$16,010
2019	$15,983	$15,980	$16,296
2020	$16,970	$17,245	$17,378
2020	$14,749	$15,347	$15,575
2020	$17,736	$18,536	$17,738
2020	$18,234	$19,448	$17,923
2021	$23,036	$24,874	$20,948
2021	$25,320	$25,671	$23,521
2021	$25,813	$25,728	$24,643
2021	$26,671	$26,669	$25,823
2022	$23,646	$22,065	$24,823
2022	$21,612	$19,745	$22,730
2022	$21,525	$19,979	$22,725
2022	$20,511	$19,367	$21,447
2023	$22,306	$20,633	$22,733
2023	$21,296	$19,731	$23,020
2023	$23,394	$21,975	$25,594
2023	$20,033	$18,436	$23,247
2024	$23,747	$21,802	$27,086
2024	$24,384	$22,401	$28,181
2024	$26,194	$24,596	$30,995
2024	$26,364	$24,743	$32,080

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	31.61%	10.53%	10.18%
Russell 2500 Growth Index	34.21%	9.14%	9.48%
Dow Jones U.S. Total Stock Market Float Adjusted Index	37.99%	14.51%	12.36%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of October 31, 2024)

Communication Services	3.7%
Consumer Discretionary	9.9%
Consumer Staples	3.0%
Energy	4.2%
Financials	11.6%
Health Care	19.7%
Industrials	20.7%
Information Technology	17.0%
Materials	3.2%
Other	0.9%
Real Estate	3.2%
Utilities	0.6%
Other Assets and Liabilities—Net	2.3%

Fund Statistics

(as of October 31, 2024)

Fund Net Assets (in millions)	$21,980
Number of Portfolio Holdings	734
Portfolio Turnover Rate	35%
Total Investment Advisory Fees (in thousands)	$41,929

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR24

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
(a) Audit Fees.	$46,000	$45,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$46,000	$45,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,517,669	$3,295,934
Tax Fees.	$1,916,879	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$3,702,548	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2024
Vanguard Explorer™ Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	22
Tax information	23

Explorer Fund
Financial Statements
Schedule of Investments
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.7%)
Communication Services (3.7%)
	New York Times Co. Class A	2,228,653	124,448
*	Live Nation Entertainment Inc.	946,234	110,842
*	Cargurus Inc.	3,065,570	95,094
*	Cinemark Holdings Inc.	3,053,283	90,835
*	Ziff Davis Inc.	1,630,120	75,426
*	Take-Two Interactive Software Inc.	298,610	48,291
	Electronic Arts Inc.	285,118	43,010
*	IAC Inc.	885,584	42,464
	Warner Music Group Corp. Class A	1,209,029	38,640
	Iridium Communications Inc.	1,195,559	35,066
*	ZipRecruiter Inc. Class A	3,139,073	29,099
*	Spotify Technology SA	65,213	25,113
*	Yelp Inc.	457,006	15,602
*	Reddit Inc. Class A	75,965	9,063
	Playtika Holding Corp.	874,927	6,851
*	Vimeo Inc.	1,193,598	5,693
*	Madison Square Garden Entertainment Corp.	93,080	3,882
*	EverQuote Inc. Class A	171,635	3,086
*	Mediaalpha Inc. Class A	168,749	2,891
*	Bandwidth Inc. Class A	138,727	2,705
*	Magnite Inc.	125,928	1,572
*	TripAdvisor Inc.	72,110	1,157
*	Grindr Inc.	62,891	841
*	Anterix Inc.	25,679	834
*	QuinStreet Inc.	35,944	755
*	Roku Inc.	9,122	584
*	PubMatic Inc. Class A	32,890	484
			814,328
Consumer Discretionary (9.9%)
*	Burlington Stores Inc.	568,046	140,745
	Churchill Downs Inc.	903,349	126,559
	Texas Roadhouse Inc.	633,561	121,086
	Wingstop Inc.	398,527	114,652
*	Champion Homes Inc.	1,232,162	108,714
	American Eagle Outfitters Inc.	4,840,467	94,825
	Steven Madden Ltd.	1,845,564	82,995
	Gentex Corp.	2,696,792	81,740
*	Chewy Inc. Class A	2,942,135	79,349
	Levi Strauss & Co. Class A	4,180,078	71,438
	Meritage Homes Corp.	373,308	67,643
	Acushnet Holdings Corp.	977,058	59,894
*	Crocs Inc.	532,426	57,406
*	Boot Barn Holdings Inc.	401,032	49,949
*	YETI Holdings Inc.	1,402,561	49,384
	Pool Corp.	123,584	44,693
	Domino's Pizza Inc.	107,918	44,649
*	Deckers Outdoor Corp.	247,606	39,837
	Installed Building Products Inc.	168,357	36,517
	Papa John's International Inc.	597,086	31,281
*	Light & Wonder Inc.	331,882	31,124
*	Bright Horizons Family Solutions Inc.	220,843	29,476
*	Norwegian Cruise Line Holdings Ltd.	1,148,366	29,100
*	Valvoline Inc.	612,122	24,656
*	Sally Beauty Holdings Inc.	1,817,633	23,629
*	Abercrombie & Fitch Co. Class A	179,030	23,594
*	Ollie's Bargain Outlet Holdings Inc.	240,825	22,115
*	Sportradar Group AG Class A	1,756,938	21,804
*	frontdoor Inc.	434,292	21,580
	Tractor Supply Co.	75,200	19,966

Explorer Fund
		Shares	Market Value• ($000)
*	Five Below Inc.	207,934	19,710
	Travel & Leisure Co.	411,313	19,665
	Toll Brothers Inc.	131,157	19,207
*	Floor & Decor Holdings Inc. Class A	179,700	18,518
*	Duolingo Inc.	60,067	17,598
*	Carvana Co.	70,121	17,342
*	Sweetgreen Inc. Class A	464,180	16,757
*	Cava Group Inc.	124,881	16,679
	Carter's Inc.	304,733	16,669
*	Shake Shack Inc. Class A	126,579	15,401
*	Skechers USA Inc. Class A	231,928	14,254
*	Fox Factory Holding Corp.	395,703	14,241
*	Brinker International Inc.	132,525	13,612
*	Tri Pointe Homes Inc.	316,146	12,782
*	Warby Parker Inc. Class A	607,706	10,288
*	Urban Outfitters Inc.	260,085	9,350
*	Dave & Buster's Entertainment Inc.	248,557	9,179
	Buckle Inc.	208,145	8,859
*	Sonos Inc.	684,637	8,578
*	Modine Manufacturing Co.	70,155	8,262
	Build-A-Bear Workshop Inc.	202,736	7,722
	Upbound Group Inc.	260,667	7,622
*	Adtalem Global Education Inc.	92,127	7,455
*	Visteon Corp.	75,884	6,849
*	Rush Street Interactive Inc.	615,035	6,655
	Hasbro Inc.	96,394	6,326
*	Taylor Morrison Home Corp.	90,789	6,219
*	Etsy Inc.	119,750	6,160
*	Dorman Products Inc.	47,423	5,408
*	Wayfair Inc. Class A	124,933	5,351
	Wynn Resorts Ltd.	49,044	4,709
	Monarch Casino & Resort Inc.	56,356	4,424
*	Hovnanian Enterprises Inc. Class A	24,595	4,330
*,1	Despegar.com Corp.	292,883	4,229
*	Green Brick Partners Inc.	56,881	3,925
*	Cavco Industries Inc.	8,735	3,580
	Tapestry Inc.	74,060	3,514
	KB Home	41,606	3,266
*	Hanesbrands Inc.	452,825	3,147
*	Gentherm Inc.	74,953	3,144
	Carriage Services Inc.	80,893	3,025
*	Coursera Inc.	398,231	2,768
	Perdoceo Education Corp.	113,774	2,543
*	Grand Canyon Education Inc.	17,352	2,379
*	National Vision Holdings Inc.	204,798	2,130
	Bloomin' Brands Inc.	123,834	2,054
	PulteGroup Inc.	14,352	1,859
	Academy Sports & Outdoors Inc.	31,888	1,622
*	Stitch Fix Inc. Class A	467,071	1,474
*	Chegg Inc.	904,883	1,448
*	American Axle & Manufacturing Holdings Inc.	232,030	1,311
	Standard Motor Products Inc.	40,577	1,306
*	Denny's Corp.	160,030	1,026
	J Jill Inc.	42,827	1,024
	International Game Technology plc	40,766	828
*	BJ's Restaurants Inc.	20,714	768
*	Udemy Inc.	90,579	710
*	TopBuild Corp.	1,955	691
*	American Public Education Inc.	36,549	554
			2,170,906
Consumer Staples (3.0%)
*	Freshpet Inc.	784,404	103,965
*	Performance Food Group Co.	1,092,916	88,800
*	e.l.f. Beauty Inc.	802,436	84,456
	Casey's General Stores Inc.	204,600	80,617
*	BellRing Brands Inc.	1,053,074	69,324
*	Simply Good Foods Co.	1,971,248	66,352
*	BJ's Wholesale Club Holdings Inc.	766,370	64,935
*	Celsius Holdings Inc.	661,657	19,903

Explorer Fund
		Shares	Market Value• ($000)
	PriceSmart Inc.	225,895	18,767
	Coca-Cola Consolidated Inc.	14,673	16,496
*	Pilgrim's Pride Corp.	194,015	9,398
	Energizer Holdings Inc.	204,339	6,553
	Primo Water Corp.	174,854	4,586
	Turning Point Brands Inc.	86,434	4,082
	John B Sanfilippo & Son Inc.	45,221	3,731
*	Vital Farms Inc.	92,654	3,213
	Cal-Maine Foods Inc.	30,135	2,645
*	USANA Health Sciences Inc.	57,282	2,116
*	Sprouts Farmers Market Inc.	10,620	1,364
*	Herbalife Ltd.	149,860	1,132
*	Honest Co. Inc.	187,347	697
	Dole plc	41,105	664
			653,796
Energy (4.2%)
	Viper Energy Inc.	4,131,129	214,406
	Magnolia Oil & Gas Corp. Class A	4,944,925	125,008
*	Antero Resources Corp.	3,916,396	101,356
	Chord Energy Corp.	509,740	63,768
*	Seadrill Ltd.	1,583,329	62,304
	Matador Resources Co.	1,053,324	54,889
	TechnipFMC plc	1,577,776	42,111
	EQT Corp.	1,025,000	37,454
	Expand Energy Corp.	432,333	36,627
	Weatherford International plc	420,486	33,218
	ChampionX Corp.	815,484	23,013
	SM Energy Co.	443,469	18,612
	Cactus Inc. Class A	291,011	17,254
	Coterra Energy Inc.	670,925	16,049
	Diamondback Energy Inc.	87,288	15,430
	Archrock Inc.	596,264	11,937
	Texas Pacific Land Corp.	9,664	11,268
*	Oceaneering International Inc.	383,585	9,359
	Dorian LPG Ltd.	236,967	6,837
	Permian Resources Corp.	425,626	5,801
	Ovintiv Inc. (XNYS)	116,307	4,559
	Murphy Oil Corp.	117,091	3,686
*	Helix Energy Solutions Group Inc.	273,190	2,527
	CONSOL Energy Inc.	22,424	2,487
*	Amplify Energy Corp.	363,162	2,404
	Kinetik Holdings Inc.	43,967	2,140
	SFL Corp. Ltd.	183,664	1,949
*	REX American Resources Corp.	33,864	1,515
*	TETRA Technologies Inc.	352,674	1,181
	VAALCO Energy Inc.	217,663	1,162
	Solaris Energy Infrastructure Inc.	82,776	1,088
	Antero Midstream Corp.	63,656	915
*	Par Pacific Holdings Inc.	38,196	590
	Berry Corp.	102,567	515
			933,419
Financials (11.6%)
	Houlihan Lokey Inc.	1,066,958	184,338
	Tradeweb Markets Inc. Class A	1,137,035	144,403
	Pinnacle Financial Partners Inc.	1,290,749	136,109
	Synovus Financial Corp.	2,693,884	134,344
	Cadence Bank	3,706,992	123,925
	HA Sustainable Infrastructure Capital Inc.	3,340,411	116,881
	First American Financial Corp.	1,744,057	111,881
	Morningstar Inc.	331,906	108,882
	Prosperity Bancshares Inc.	1,486,099	108,782
	Assured Guaranty Ltd.	1,278,590	106,711
	Voya Financial Inc.	1,263,025	101,421
	StepStone Group Inc. Class A	1,467,790	88,258
*	Euronet Worldwide Inc.	885,477	87,193
	MGIC Investment Corp.	2,804,690	70,229
	Assurant Inc.	362,985	69,584
	MarketAxess Holdings Inc.	218,415	63,214
*	Shift4 Payments Inc. Class A	694,000	62,765

Explorer Fund
		Shares	Market Value• ($000)
*	Palomar Holdings Inc.	627,046	56,290
	FirstCash Holdings Inc.	505,200	52,273
	Piper Sandler Cos.	167,999	47,651
	Ryan Specialty Holdings Inc.	693,480	45,680
	Hamilton Lane Inc. Class A	245,048	44,020
	Equitable Holdings Inc.	941,662	42,695
*	Remitly Global Inc.	2,192,307	39,418
*	Toast Inc. Class A	1,197,185	35,951
	Kinsale Capital Group Inc.	77,687	33,259
	WisdomTree Inc.	3,115,118	32,241
	Wintrust Financial Corp.	277,700	32,183
*	Encore Capital Group Inc.	592,122	27,048
*	NMI Holdings Inc.	488,558	18,897
	BGC Group Inc. Class A	1,904,900	17,849
	Everest Group Ltd.	49,685	17,668
	Virtus Investment Partners Inc.	77,306	16,727
*	StoneCo. Ltd. Class A	1,293,120	14,354
*	Oscar Health Inc. Class A	806,479	13,549
	Victory Capital Holdings Inc. Class A	214,301	12,843
*	Marqeta Inc. Class A	1,689,190	9,561
*	Mr. Cooper Group Inc.	106,176	9,402
*	Skyward Specialty Insurance Group Inc.	209,804	9,275
	SLM Corp.	420,697	9,268
	Federated Hermes Inc.	215,625	8,653
	Jefferies Financial Group Inc.	130,282	8,335
*	Payoneer Global Inc.	891,537	7,685
	Westamerica BanCorp	146,932	7,570
	Mercury General Corp.	108,087	7,310
*	PagSeguro Digital Ltd. Class A	753,508	6,058
	Bank of NT Butterfield & Son Ltd.	142,747	5,220
*	AvidXchange Holdings Inc.	575,325	4,741
	Popular Inc.	47,925	4,276
	PROG Holdings Inc.	96,303	4,206
	Lincoln National Corp.	106,779	3,711
*	International Money Express Inc.	184,482	3,245
	Brightsphere Investment Group Inc.	122,194	3,225
	RLI Corp.	12,853	2,005
*	Flywire Corp.	109,271	1,904
*	SiriusPoint Ltd.	134,602	1,769
	First BanCorp (XNYS)	89,290	1,722
	Brown & Brown Inc.	15,551	1,627
*	LendingTree Inc.	18,747	1,069
	XP Inc. Class A	53,951	942
	Fidelis Insurance Holdings Ltd.	52,812	912
*	StoneX Group Inc.	8,902	802
*	Open Lending Corp.	140,825	789
			2,544,798
Health Care (19.7%)
*	Doximity Inc. Class A	3,707,824	154,765
*	Globus Medical Inc. Class A	1,928,332	141,810
*	Medpace Holdings Inc.	443,248	139,277
*	Natera Inc.	912,396	110,363
	Encompass Health Corp.	1,028,948	102,339
*	Intra-Cellular Therapies Inc.	1,202,491	101,911
*	Ultragenyx Pharmaceutical Inc.	1,977,526	100,834
*	ICON plc	449,973	99,944
*	Halozyme Therapeutics Inc.	1,969,364	99,591
*	Veracyte Inc.	2,800,054	94,474
	Bio-Techne Corp.	1,272,385	93,838
*	HealthEquity Inc.	1,027,744	87,615
*	Acadia Healthcare Co. Inc.	2,024,997	86,447
*	Exelixis Inc.	2,497,513	82,917
	STERIS plc	370,313	82,154
*	Haemonetics Corp.	1,147,778	81,676
*	Surgery Partners Inc.	2,673,109	76,986
*	Merit Medical Systems Inc.	771,692	76,135
*	Inspire Medical Systems Inc.	375,041	73,148
*	Evolent Health Inc. Class A	3,089,309	72,135
*	Myriad Genetics Inc.	3,193,902	70,138

Explorer Fund
		Shares	Market Value• ($000)
*	Blueprint Medicines Corp.	788,840	69,031
*	Cooper Cos. Inc.	656,048	68,675
*	Penumbra Inc.	296,246	67,802
*	Ionis Pharmaceuticals Inc.	1,754,349	67,349
*	Neurocrine Biosciences Inc.	512,613	61,652
*	Insmed Inc.	892,380	60,039
*	Tandem Diabetes Care Inc.	1,857,550	58,271
*	Insulet Corp.	251,527	58,236
*	REVOLUTION Medicines Inc.	1,069,476	57,217
*	Crinetics Pharmaceuticals Inc.	978,722	54,769
*	Sarepta Therapeutics Inc.	385,923	48,626
*	Kymera Therapeutics Inc.	1,005,481	46,423
*	Vaxcyte Inc.	420,847	44,757
*	Waystar Holding Corp.	1,545,536	44,094
	ResMed Inc.	181,668	44,049
*,1	TransMedics Group Inc.	531,251	43,547
*	Cytokinetics Inc.	848,250	43,261
*	Avidity Biosciences Inc.	965,420	40,799
*	Ascendis Pharma A/S ADR	309,552	38,019
*	Alkermes plc	1,404,497	36,096
*	Supernus Pharmaceuticals Inc.	1,050,222	35,781
*	Viking Therapeutics Inc.	485,307	35,204
*	Hologic Inc.	429,592	34,741
*	Ligand Pharmaceuticals Inc.	324,006	34,247
	Teleflex Inc.	167,125	33,602
*	Immatics NV	3,632,163	33,053
*	Repligen Corp.	243,626	32,712
	CONMED Corp.	471,615	32,183
*	QuidelOrtho Corp.	830,024	31,582
*	Sotera Health Co.	1,904,584	29,845
*	Charles River Laboratories International Inc.	166,133	29,668
*	Celldex Therapeutics Inc.	1,132,864	29,522
*	Madrigal Pharmaceuticals Inc.	112,700	29,228
*	Omnicell Inc.	600,503	29,209
*	DexCom Inc.	388,207	27,361
*	Apellis Pharmaceuticals Inc.	986,546	26,893
*	Apogee Therapeutics Inc.	514,518	26,776
*	Exact Sciences Corp.	364,689	25,138
*	Arvinas Inc.	933,244	24,666
*,1	Structure Therapeutics Inc. ADR	582,447	23,968
*	IDEXX Laboratories Inc.	56,520	22,999
*	Agios Pharmaceuticals Inc.	493,427	21,923
*	Roivant Sciences Ltd.	1,860,200	21,485
*	Neogen Corp.	1,394,817	19,918
*	iRhythm Technologies Inc.	260,193	18,848
*	Tenet Healthcare Corp.	115,643	17,927
*	PTC Therapeutics Inc.	438,673	17,512
*	ADMA Biologics Inc.	1,040,089	16,964
*	Legend Biotech Corp. ADR	361,465	16,273
*	Lantheus Holdings Inc.	145,894	16,025
*	SpringWorks Therapeutics Inc.	530,605	15,987
*	Illumina Inc.	109,696	15,812
*	Travere Therapeutics Inc.	894,443	15,653
*	Option Care Health Inc.	667,373	15,376
*	Axogen Inc.	1,087,023	15,218
*	Dyne Therapeutics Inc.	519,201	14,984
*	Schrodinger Inc.	821,849	14,460
*	Azenta Inc.	335,134	13,771
*	Align Technology Inc.	60,722	12,450
*	BioCryst Pharmaceuticals Inc.	1,499,382	12,010
*,2	Nevro Corp.	2,118,527	11,673
	Chemed Corp.	21,286	11,500
*	Addus HomeCare Corp.	91,988	11,445
*	Certara Inc.	1,105,987	11,281
*	Veeva Systems Inc. Class A	48,445	10,117
*	RxSight Inc.	184,775	9,361
*	LivaNova plc	176,241	9,098
*	CorVel Corp.	30,379	9,048
*	Ironwood Pharmaceuticals Inc.	2,234,593	8,827
*	ACADIA Pharmaceuticals Inc.	524,179	7,648

Explorer Fund
		Shares	Market Value• ($000)
*	Nuvalent Inc. Class A	82,044	7,260
*	Viridian Therapeutics Inc.	316,318	6,823
*	Hims & Hers Health Inc.	358,985	6,760
*	AdaptHealth Corp.	648,815	6,676
*	Jazz Pharmaceuticals plc	59,681	6,567
*	Novocure Ltd.	431,370	6,548
*	Edgewise Therapeutics Inc.	193,860	6,508
*	DaVita Inc.	42,136	5,891
*	Phreesia Inc.	287,345	5,256
*	Beam Therapeutics Inc.	236,810	5,189
*	10X Genomics Inc. Class A	322,875	5,176
*	Arcus Biosciences Inc.	325,028	4,973
*	UFP Technologies Inc.	18,197	4,859
	Bruker Corp.	84,834	4,802
*	Denali Therapeutics Inc.	173,259	4,498
*	CareDx Inc.	197,530	4,371
*	Pennant Group Inc.	127,505	4,076
*,1	Esperion Therapeutics Inc.	1,987,197	4,054
*	Castle Biosciences Inc.	113,534	3,936
*	Janux Therapeutics Inc.	69,651	3,760
*	Prothena Corp. plc	219,243	3,727
*	Aldeyra Therapeutics Inc.	680,004	3,577
*	ANI Pharmaceuticals Inc.	62,049	3,552
*	Voyager Therapeutics Inc.	457,063	3,122
*	Vir Biotechnology Inc.	409,998	3,071
*	Inmode Ltd.	177,067	3,024
*	Fate Therapeutics Inc.	1,268,133	3,006
*	Xencor Inc.	138,026	2,900
*	Nurix Therapeutics Inc.	115,755	2,845
*	Bridgebio Pharma Inc.	120,855	2,829
*,1	Altimmune Inc.	402,416	2,712
*	Sage Therapeutics Inc.	432,675	2,631
*	Iovance Biotherapeutics Inc.	241,483	2,521
*	Novavax Inc.	256,327	2,463
*	STAAR Surgical Co.	84,305	2,444
*	Arcutis Biotherapeutics Inc.	283,317	2,354
*	Adaptive Biotechnologies Corp.	484,990	2,347
	Select Medical Holdings Corp.	71,117	2,281
*	Day One Biopharmaceuticals Inc.	151,740	2,234
*	Puma Biotechnology Inc.	777,390	2,216
*	Rhythm Pharmaceuticals Inc.	44,948	2,145
*	Alector Inc.	416,287	2,048
*	WaVe Life Sciences Ltd.	147,297	2,019
*	Karyopharm Therapeutics Inc.	2,008,163	1,988
*	Arcturus Therapeutics Holdings Inc.	102,581	1,819
*	Amicus Therapeutics Inc.	156,998	1,793
*	Keros Therapeutics Inc.	30,185	1,752
*	Tactile Systems Technology Inc.	108,595	1,576
*	Pediatrix Medical Group Inc.	126,346	1,557
*	Health Catalyst Inc.	199,526	1,550
*,1	Ardent Health Partners LLC	85,492	1,488
*	Vera Therapeutics Inc.	36,607	1,478
*	Cullinan Therapeutics Inc.	94,131	1,464
*	SI-BONE Inc.	97,340	1,343
*	Enanta Pharmaceuticals Inc.	119,191	1,340
*	4D Molecular Therapeutics Inc.	158,842	1,272
*,1	Coherus Biosciences Inc.	1,693,303	1,262
*,1	Agenus Inc.	290,646	1,221
*	Evolus Inc.	70,453	1,150
*	89bio Inc.	145,599	1,133
	LeMaitre Vascular Inc.	12,697	1,122
*	Mersana Therapeutics Inc.	614,971	1,113
*	Aurinia Pharmaceuticals Inc.	151,743	1,094
*	Arrowhead Pharmaceuticals Inc.	56,848	1,093
*	Community Health Systems Inc.	260,317	1,054
*	Owens & Minor Inc.	80,551	1,024
*	Stoke Therapeutics Inc.	81,511	1,008
*	Twist Bioscience Corp.	24,441	986
*	EyePoint Pharmaceuticals Inc.	83,420	981
*	Joint Corp.	81,335	899

Explorer Fund
		Shares	Market Value• ($000)
*	Bioventus Inc. Class A	62,689	851
*	CytomX Therapeutics Inc.	820,461	817
*	Quanterix Corp.	59,600	788
*	Protagonist Therapeutics Inc.	15,620	716
*	Rapt Therapeutics Inc.	337,409	715
*	Amneal Pharmaceuticals Inc.	84,106	712
*	MacroGenics Inc.	178,139	652
*	Codexis Inc.	186,328	585
*	Personalis Inc.	96,118	485
*	Corbus Pharmaceuticals Holdings Inc.	24,365	389
*	Organogenesis Holdings Inc.	126,114	349
*	Atea Pharmaceuticals Inc.	81,077	263
*,1	Affimed NV	75,667	244
*	NextCure Inc.	171,519	227
*	Fulcrum Therapeutics Inc.	70,384	222
	Mei Pharma Inc.	61,621	191
*	Aclaris Therapeutics Inc.	73,649	133
*	Cabaletta Bio Inc.	27,656	98
*	Precision BioSciences Inc.	11,410	98
*,1,3	Cartesian Therapeutics Inc.	528,838	95
*,4	Scilex Holding Co. (Acquired 1/6/23, Cost $1,032)	98,470	85
*,3	OmniAb Inc. 12.5 Earnout	84,348	—
*,3	OmniAb Inc. 15 Earnout	84,348	—
			4,336,507
Industrials (20.7%)
*	Fluor Corp.	3,454,067	180,579
*	Kirby Corp.	1,532,152	175,830
	Rush Enterprises Inc. Class A	2,469,123	139,703
*	AZEK Co. Inc.	3,157,839	138,945
	Science Applications International Corp.	942,777	136,033
*	Middleby Corp.	932,537	120,950
	RB Global Inc. (XTSE)	1,418,432	120,198
	Ryder System Inc.	802,597	117,404
	Vertiv Holdings Co. Class A	1,045,579	114,271
*	Clean Harbors Inc.	487,307	112,695
*	XPO Inc.	837,591	109,331
	Acuity Brands Inc.	362,238	108,921
*	RBC Bearings Inc.	353,985	99,240
*,1,2,3	Sterling Check Corp.	5,680,540	95,092
	GATX Corp.	675,691	93,083
*	Trex Co. Inc.	1,308,911	92,736
	Flowserve Corp.	1,699,216	89,447
	Boise Cascade Co.	656,362	87,316
	AerCap Holdings NV	920,519	86,115
*	Gibraltar Industries Inc.	1,241,222	83,770
*	Generac Holdings Inc.	505,890	83,750
	BWX Technologies Inc.	683,044	83,161
	Sensata Technologies Holding plc	2,339,162	80,327
*	Alight Inc. Class A	10,997,991	76,216
	Zurn Elkay Water Solutions Corp.	2,036,903	73,532
*	Axon Enterprise Inc.	162,137	68,665
	IDEX Corp.	313,580	67,307
*	API Group Corp.	1,907,755	65,131
	Kennametal Inc.	2,434,279	61,636
	Applied Industrial Technologies Inc.	252,452	58,465
*	WillScot Holdings Corp.	1,750,000	57,995
*	Kratos Defense & Security Solutions Inc.	2,354,287	53,489
*	SiteOne Landscape Supply Inc.	362,867	50,707
*	ACV Auctions Inc. Class A	2,816,789	48,702
	HEICO Corp. Class A	250,514	48,101
	Verisk Analytics Inc.	171,553	47,129
*	GXO Logistics Inc.	722,545	43,215
*	AeroVironment Inc.	197,242	42,399
*	FTI Consulting Inc.	211,865	41,331
	Curtiss-Wright Corp.	116,633	40,234
	AAON Inc.	343,156	39,195
	Toro Co.	475,910	38,301
*	Shoals Technologies Group Inc. Class A	6,928,165	37,481
	Federal Signal Corp.	457,976	37,357

Explorer Fund
		Shares	Market Value• ($000)
	Maximus Inc.	411,326	35,555
	Comfort Systems USA Inc.	90,618	35,435
	EMCOR Group Inc.	75,697	33,766
*	Cimpress plc	477,321	32,940
	Matson Inc.	205,576	31,842
	Hubbell Inc.	69,289	29,588
*	Paycor HCM Inc.	1,746,557	26,356
	FTAI Aviation Ltd.	189,547	25,483
	Rockwell Automation Inc.	89,993	24,002
	Allison Transmission Holdings Inc.	206,399	22,056
	UFP Industries Inc.	171,423	20,972
	GFL Environmental Inc. (XTSE)	486,311	20,328
	Primoris Services Corp.	321,528	20,134
	Griffon Corp.	315,269	19,824
	John Bean Technologies Corp.	176,067	19,617
*	Core & Main Inc. Class A	409,633	18,139
*	Ameresco Inc. Class A	579,594	17,834
	JB Hunt Transport Services Inc.	96,397	17,411
*	Upwork Inc.	1,263,851	17,138
	Herc Holdings Inc.	80,935	16,927
*	Sterling Infrastructure Inc.	106,152	16,395
*	Casella Waste Systems Inc. Class A	165,200	16,170
*	Lyft Inc. Class A	1,199,950	15,563
*	Kornit Digital Ltd.	656,394	15,025
	Advanced Drainage Systems Inc.	97,618	14,631
	Watts Water Technologies Inc. Class A	75,288	14,349
*	GMS Inc.	158,994	14,292
	H&E Equipment Services Inc.	272,740	14,251
*	Saia Inc.	29,165	14,250
*	Huron Consulting Group Inc.	121,630	14,076
	Heartland Express Inc.	1,259,397	13,608
*	Legalzoom.com Inc.	1,864,082	13,384
	EnerSys	136,792	13,250
	Apogee Enterprises Inc.	154,132	11,535
	Lennox International Inc.	18,999	11,448
*	American Woodmark Corp.	116,588	10,576
*,1	Bloom Energy Corp. Class A	1,035,000	9,936
	Franklin Electric Co. Inc.	100,064	9,577
	ArcBest Corp.	90,704	9,450
	Mueller Water Products Inc. Class A	416,170	8,985
	Brink's Co.	79,143	8,135
*	Beacon Roofing Supply Inc.	86,108	7,928
*	Blue Bird Corp.	187,601	7,900
	Donaldson Co. Inc.	101,940	7,458
	CSG Systems International Inc.	134,811	6,284
*	IES Holdings Inc.	28,488	6,229
	Genpact Ltd.	158,521	6,051
*	American Superconductor Corp.	234,386	5,747
	HNI Corp.	111,365	5,488
*	ExlService Holdings Inc.	130,254	5,428
	Atkore Inc.	62,969	5,400
	Tennant Co.	60,797	5,323
*	MRC Global Inc.	424,208	5,201
	Trinity Industries Inc.	151,311	5,187
	Brady Corp. Class A	71,005	5,051
	Powell Industries Inc.	18,595	4,741
	Argan Inc.	35,792	4,726
	Pitney Bowes Inc.	627,824	4,527
*	Standardaero Inc.	149,000	4,299
	Enerpac Tool Group Corp.	91,276	4,027
*	Leonardo DRS Inc.	120,284	3,617
	Costamare Inc.	246,162	3,350
	Marten Transport Ltd.	213,884	3,311
	Interface Inc.	178,380	3,116
*	SPX Technologies Inc.	18,751	2,691
	REV Group Inc.	91,369	2,421
	MSA Safety Inc.	14,443	2,397
*	Paylocity Holding Corp.	11,368	2,098
*	Hillman Solutions Corp.	172,517	1,829
*	Healthcare Services Group Inc.	152,987	1,678

Explorer Fund
		Shares	Market Value• ($000)
	Kforce Inc.	27,322	1,579
	Aris Water Solutions Inc. Class A	94,056	1,552
*	Masterbrand Inc.	78,956	1,418
*	Franklin Covey Co.	32,242	1,284
*	Limbach Holdings Inc.	16,621	1,263
*	BlueLinx Holdings Inc.	10,970	1,201
*,1	Joby Aviation Inc.	242,958	1,166
	Hyster-Yale Inc.	16,302	1,035
	Landstar System Inc.	5,810	1,021
	Miller Industries Inc.	11,037	724
	Barrett Business Services Inc.	19,935	721
	CRA International Inc.	3,807	693
*	Hudson Technologies Inc.	84,041	645
*	Thermon Group Holdings Inc.	21,383	560
			4,548,083
Information Technology (17.0%)
*	Guidewire Software Inc.	1,224,577	228,090
*	Dynatrace Inc.	2,910,643	156,593
*	Coherent Corp.	1,276,171	117,969
*	Fabrinet	464,479	111,926
*	Informatica Inc. Class A	4,084,817	111,516
*	Trimble Inc.	1,692,105	102,372
*	Smartsheet Inc. Class A	1,814,015	102,347
*	Manhattan Associates Inc.	363,131	95,634
*	CyberArk Software Ltd.	335,816	92,860
*	Globant SA	441,117	92,586
	Power Integrations Inc.	1,505,265	90,963
*	Wix.com Ltd.	532,000	88,908
*	Tower Semiconductor Ltd.	1,951,867	81,900
	Crane NXT Co.	1,508,603	81,872
*	Pure Storage Inc. Class A	1,621,177	81,140
*	Cirrus Logic Inc.	732,767	80,472
*	Jamf Holding Corp.	4,730,206	78,711
*	Okta Inc.	1,083,743	77,910
*	Viavi Solutions Inc.	8,260,551	76,162
*	Onto Innovation Inc.	371,029	73,586
*	Teledyne Technologies Inc.	156,710	71,353
*	nCino Inc.	1,725,107	64,346
*	Tenable Holdings Inc.	1,567,078	62,072
*	Sprout Social Inc. Class A	1,982,379	52,513
*	HubSpot Inc.	94,269	52,300
*,1	GLOBALFOUNDRIES Inc.	1,409,273	51,438
*	SentinelOne Inc. Class A	1,983,850	51,163
*	Lattice Semiconductor Corp.	931,815	47,206
*	Tyler Technologies Inc.	77,032	46,650
*	Silicon Laboratories Inc.	437,817	45,472
*	Blackbaud Inc.	581,511	43,910
*	PTC Inc.	220,040	40,780
*	Five9 Inc.	1,372,475	40,529
*	Varonis Systems Inc.	765,850	38,576
	Clear Secure Inc. Class A	931,200	34,250
*	MACOM Technology Solutions Holdings Inc.	286,592	32,213
*	Elastic NV	393,494	31,570
*	ON Semiconductor Corp.	426,926	30,094
*	CommVault Systems Inc.	190,223	29,711
*	Gitlab Inc. Class A	529,430	28,457
*	Aspen Technology Inc.	116,343	27,309
*	Allegro MicroSystems Inc.	1,304,400	27,184
	Bentley Systems Inc. Class B	550,000	26,543
*	RingCentral Inc. Class A	716,265	25,793
*	Rubrik Inc. Class A	594,029	24,510
	Pegasystems Inc.	287,793	22,862
*	Monday.com Ltd.	76,416	22,456
*	Altair Engineering Inc. Class A	214,422	22,298
*	Cadence Design Systems Inc.	77,688	21,451
*	Dropbox Inc. Class A	805,279	20,816
*	N-able Inc.	1,701,107	20,805
*	Novanta Inc.	121,300	20,650
*	Ciena Corp.	315,986	20,068

Explorer Fund
		Shares	Market Value• ($000)
	Cognex Corp.	463,812	18,659
*	Extreme Networks Inc.	1,217,810	18,182
*	Impinj Inc.	91,464	17,377
*	Ambarella Inc.	307,988	17,306
	Microchip Technology Inc.	223,308	16,384
*	Rapid7 Inc.	393,847	15,919
*	Teradata Corp.	483,122	15,571
*	Braze Inc. Class A	476,016	14,975
*	PROS Holdings Inc.	729,518	14,444
*	Consensus Cloud Solutions Inc.	640,482	14,206
*	8x8 Inc.	6,267,475	13,976
*	Q2 Holdings Inc.	164,754	13,948
*	Semtech Corp.	311,602	13,770
*	ACI Worldwide Inc.	274,202	13,491
*	ANSYS Inc.	41,437	13,277
*	DigitalOcean Holdings Inc.	295,785	11,707
*	Itron Inc.	101,233	11,314
*	Sanmina Corp.	155,036	10,868
*	Alkami Technology Inc.	286,248	10,480
*	Procore Technologies Inc.	159,216	10,453
	A10 Networks Inc.	696,445	10,203
*	SMART Global Holdings Inc.	648,359	9,758
*	Yext Inc.	1,286,954	9,318
*	Nutanix Inc. Class A	142,025	8,820
*	Zeta Global Holdings Corp. Class A	311,879	8,633
*	Appian Corp. Class A	228,900	8,183
*	Appfolio Inc. Class A	38,446	7,992
*	UiPath Inc. Class A	630,795	7,797
*	Ultra Clean Holdings Inc.	228,569	7,646
*	Credo Technology Group Holding Ltd.	202,762	7,644
*	MaxLinear Inc.	587,217	7,616
	Amkor Technology Inc.	282,937	7,201
	Jabil Inc.	56,800	6,992
*	Domo Inc. Class B	778,926	6,192
*	Box Inc. Class A	187,396	5,952
*	Arlo Technologies Inc.	575,753	5,850
*	BigCommerce Holdings Inc. Series 1	1,000,482	5,243
*	AppLovin Corp. Class A	30,280	5,129
	MKS Instruments Inc.	43,541	4,325
*	MARA Holdings Inc.	244,759	4,105
	Hackett Group Inc.	166,549	4,050
*	Verint Systems Inc.	189,388	4,034
*	ACM Research Inc. Class A	214,574	4,033
*	Weave Communications Inc.	286,158	4,012
*	Confluent Inc. Class A	151,985	3,977
*	Olo Inc. Class A	774,323	3,879
*	Couchbase Inc.	233,088	3,746
*	PDF Solutions Inc.	127,689	3,616
*	FormFactor Inc.	92,333	3,507
*	Arrow Electronics Inc.	25,036	2,971
*	Core Scientific Inc.	201,278	2,675
*	Axcelis Technologies Inc.	30,440	2,597
*	OneSpan Inc.	155,544	2,594
*	Plexus Corp.	16,950	2,443
*	Rambus Inc.	50,559	2,418
*	Terawulf Inc.	365,469	2,383
*	Ouster Inc.	343,053	2,274
*	eGain Corp.	440,680	2,168
*	LiveRamp Holdings Inc.	78,249	1,959
*	Calix Inc.	53,324	1,887
*	Harmonic Inc.	153,443	1,702
*	Bill Holdings Inc.	21,490	1,254
*	Blackline Inc.	22,494	1,245
*	Brightcove Inc.	524,919	1,134
*	Digital Turbine Inc.	328,408	1,051
*	Eastman Kodak Co.	215,854	1,019
*	PagerDuty Inc.	56,112	1,013
*	Amplitude Inc. Class A	102,159	918
*	ePlus Inc.	9,977	887
*	Alpha & Omega Semiconductor Ltd.	26,248	867

Explorer Fund
		Shares	Market Value• ($000)
*	SEMrush Holdings Inc. Class A	66,167	867
*	Freshworks Inc. Class A	67,240	787
*	NCR Voyix Corp.	58,193	745
*	Daktronics Inc.	53,212	693
	Sapiens International Corp. NV	18,394	678
*	FARO Technologies Inc.	33,840	594
*	Upland Software Inc.	233,415	504
*	inTEST Corp.	58,088	416
*	Cambium Networks Corp.	74,883	97
			3,729,465
Materials (3.2%)
	Graphic Packaging Holding Co.	4,859,702	137,335
	Cabot Corp.	1,161,304	125,224
*	Axalta Coating Systems Ltd.	3,017,854	114,437
	Methanex Corp.	2,209,569	86,549
*	Summit Materials Inc. Class A	1,581,687	74,988
	Ashland Inc.	594,300	50,260
	Balchem Corp.	134,591	22,521
	Eagle Materials Inc.	49,944	14,257
	Louisiana-Pacific Corp.	118,194	11,689
	Carpenter Technology Corp.	71,254	10,653
	Innospec Inc.	84,348	9,091
	Sealed Air Corp.	235,365	8,516
	Kaiser Aluminum Corp.	102,869	7,639
	United States Lime & Minerals Inc.	59,934	6,759
	Sylvamo Corp.	62,410	5,306
*	Constellium SE	430,030	4,773
*	O-I Glass Inc.	425,653	4,729
	Orion SA	229,246	3,436
	Berry Global Group Inc.	48,265	3,400
	Ryerson Holding Corp.	133,237	2,903
*	Century Aluminum Co.	124,353	2,195
	Sensient Technologies Corp.	28,751	2,170
	Materion Corp.	10,323	1,049
	Ardagh Metal Packaging SA	214,653	790
	Myers Industries Inc.	62,108	732
			711,401
Other (0.9%)
[5]	Vanguard Small-Cap ETF	847,139	199,620
*,3	Sesen Bio CVR	1,476,709	—
			199,620
Real Estate (3.2%)
	CareTrust REIT Inc.	3,530,714	115,349
	Rexford Industrial Realty Inc.	2,207,437	94,677
	Phillips Edison & Co. Inc.	2,394,573	90,539
	Douglas Emmett Inc.	5,053,780	89,907
	Essential Properties Realty Trust Inc.	2,687,386	85,163
	Camden Property Trust	704,204	81,540
	Xenia Hotels & Resorts Inc.	3,268,299	46,312
*	CoStar Group Inc.	329,779	24,005
	Colliers International Group Inc.	150,000	22,896
	Lamar Advertising Co. Class A	108,291	14,295
*	Jones Lang LaSalle Inc.	49,381	13,380
	Ryman Hospitality Properties Inc.	72,259	7,735
*	Compass Inc. Class A	852,420	5,413
	Outfront Media Inc.	113,808	2,021
*	Redfin Corp.	175,304	1,818
	RMR Group Inc. Class A	75,418	1,815
	Newmark Group Inc. Class A	66,197	992
	Armada Hoffler Properties Inc.	83,870	908
*	Forestar Group Inc.	21,898	691
			699,456
Utilities (0.6%)
	IDACORP Inc.	1,043,591	107,991
	NRG Energy Inc.	273,795	24,751
	New Jersey Resources Corp.	43,352	1,989
	National Fuel Gas Co.	23,010	1,393

Explorer Fund
		Shares	Market Value• ($000)
	California Water Service Group	15,988	831
			136,955
Total Common Stocks (Cost $16,310,560)			21,478,734
Temporary Cash Investments (2.5%)
Money Market Fund (1.4%)
[6,7]	Vanguard Market Liquidity Fund, 4.834%	3,116,458	311,615
		Face Amount ($000)
Repurchase Agreement (1.1%)
	Deutsche Bank Securities Inc. 4.850%, 11/1/24 (Dated 10/31/24, Repurchase Value $237,032,000, collateralized by U.S. Treasury Bill 0.000%, 11/26/24–1/30/25, with a value of $241,740,000)	237,000	237,000
Total Temporary Cash Investments (Cost $548,546)			548,615
Total Investments (100.2%) (Cost $16,859,106)			22,027,349
Other Assets and Liabilities—Net (-0.2%)			(47,451)
Net Assets (100%)			21,979,898
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $47,313,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security value determined using significant unobservable inputs.
4	Restricted securities totaling $85,000, representing 0.0% of net assets.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $51,951,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	1,708	188,614	(2,952)

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Assets and Liabilities
As of October 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $16,251,967)	21,409,349
Affiliated Issuers (Cost $607,139)	618,000
Total Investments in Securities	22,027,349
Investment in Vanguard	613
Cash Collateral Pledged—Futures Contracts	13,468
Receivables for Investment Securities Sold	42,568
Receivables for Accrued Income	2,683
Receivables for Capital Shares Issued	5,151
Total Assets	22,091,832
Liabilities
Due to Custodian	7,734
Payables for Investment Securities Purchased	26,876
Collateral for Securities on Loan	51,951
Payables to Investment Advisor	10,255
Payables for Capital Shares Redeemed	10,159
Payables to Vanguard	1,531
Variation Margin Payable—Futures Contracts	3,428
Total Liabilities	111,934
Net Assets	21,979,898
1 Includes $47,313,000 of securities on loan.
At October 31, 2024, net assets consisted of:

Paid-in Capital	15,622,373
Total Distributable Earnings (Loss)	6,357,525
Net Assets	21,979,898

Investor Shares—Net Assets
Applicable to 26,236,642 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,171,733
Net Asset Value Per Share—Investor Shares	$120.89

Admiral™ Shares—Net Assets
Applicable to 167,199,303 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,808,165
Net Asset Value Per Share—Admiral Shares	$112.49

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Operations

Year Ended October 31, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	161,393
Dividends—Affiliated Issuers	2,327
Interest—Unaffiliated Issuers	2,928
Interest—Affiliated Issuers	28,079
Securities Lending—Net	1,246
Total Income	195,973
Expenses
Investment Advisory Fees—Note B
Basic Fee	35,526
Performance Adjustment	6,403
The Vanguard Group—Note C
Management and Administrative—Investor Shares	7,455
Management and Administrative—Admiral Shares	23,686
Marketing and Distribution—Investor Shares	133
Marketing and Distribution—Admiral Shares	808
Custodian Fees	171
Auditing Fees	46
Shareholders’ Reports and Proxy Fees—Investor Shares	95
Shareholders’ Reports and Proxy Fees—Admiral Shares	302
Trustees’ Fees and Expenses	14
Other Expenses	19
Total Expenses	74,658
Expenses Paid Indirectly	(33)
Net Expenses	74,625
Net Investment Income	121,348
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	3
Investment Securities Sold—Unaffiliated Issuers	1,256,624
Investment Securities Sold—Affiliated Issuers	(13,670)
Futures Contracts	56,589
Realized Net Gain (Loss)	1,299,546
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	4,098,972
Investment Securities—Affiliated Issuers	74,816
Futures Contracts	4,658
Change in Unrealized Appreciation (Depreciation)	4,178,446
Net Increase (Decrease) in Net Assets Resulting from Operations	5,599,340
1	Dividends are net of foreign withholding taxes of $521,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	121,348	128,360
Realized Net Gain (Loss)	1,299,546	19,456
Change in Unrealized Appreciation (Depreciation)	4,178,446	(537,048)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,599,340	(389,232)
Distributions
Investor Shares	(25,315)	(137,228)
Admiral Shares	(160,709)	(780,809)
Total Distributions	(186,024)	(918,037)
Capital Share Transactions
Investor Shares	(266,917)	(65,684)
Admiral Shares	(1,101,470)	256,923
Net Increase (Decrease) from Capital Share Transactions	(1,368,387)	191,239
Total Increase (Decrease)	4,044,929	(1,116,030)
Net Assets
Beginning of Period	17,934,969	19,050,999
End of Period	21,979,898	17,934,969

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$92.60	$99.70	$151.47	$110.44	$101.66
Investment Operations
Net Investment Income[1]	.535	.563	.349	.206	.284
Net Realized and Unrealized Gain (Loss) on Investments	28.636	(2.910)	(31.635)	49.372	13.688
Total from Investment Operations	29.171	(2.347)	(31.286)	49.578	13.972
Distributions
Dividends from Net Investment Income	(.579)	(.360)	(.278)	(.158)	(.295)
Distributions from Realized Capital Gains	(.302)	(4.393)	(20.206)	(8.390)	(4.897)
Total Distributions	(.881)	(4.753)	(20.484)	(8.548)	(5.192)
Net Asset Value, End of Period	$120.89	$92.60	$99.70	$151.47	$110.44
Total Return[2]	31.61%	-2.33%	-23.09%	46.27%	14.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,172	$2,637	$2,894	$4,074	$3,325
Ratio of Total Expenses to Average Net Assets[3]	0.44%[4]	0.45%[5]	0.45%[5]	0.40%	0.41%
Ratio of Net Investment Income to Average Net Assets	0.47%	0.56%	0.31%	0.15%	0.28%
Portfolio Turnover Rate	35%	40%	44%	45%	43%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.04%, 0.04%, (0.01%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.44%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.45%.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$86.15	$92.79	$141.02	$102.82	$94.64
Investment Operations
Net Investment Income[1]	.614	.625	.437	.321	.365
Net Realized and Unrealized Gain (Loss) on Investments	26.647	(2.730)	(29.417)	45.967	12.752
Total from Investment Operations	27.261	(2.105)	(28.980)	46.288	13.117
Distributions
Dividends from Net Investment Income	(.640)	(.447)	(.434)	(.275)	(.378)
Distributions from Realized Capital Gains	(.281)	(4.088)	(18.816)	(7.813)	(4.559)
Total Distributions	(.921)	(4.535)	(19.250)	(8.088)	(4.937)
Net Asset Value, End of Period	$112.49	$86.15	$92.79	$141.02	$102.82
Total Return[2]	31.76%	-2.24%	-23.00%	46.42%	14.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,808	$15,298	$16,157	$20,594	$13,279
Ratio of Total Expenses to Average Net Assets[3]	0.33%[4]	0.34%[5]	0.34%[5]	0.29%	0.30%
Ratio of Net Investment Income to Average Net Assets	0.58%	0.67%	0.42%	0.25%	0.39%
Portfolio Turnover Rate	35%	40%	44%	45%	43%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.04%, 0.04%, (0.01%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.33%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.34%.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Notes to Financial Statements
Vanguard Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

Explorer Fund
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Wellington Management Company llp, Stephens Investment Management Group, LLC, ClearBridge Investments, LLC, and ArrowMark Colorado Holdings, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company llp and ClearBridge Investments, LLC, are subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding three years. The basic fees of Stephens Investment Management Group, LLC, and ArrowMark Colorado Holdings, LLC, are subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding five years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $906,000 for the year ended October 31, 2024.
For the year ended October 31, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.16% of the fund’s average net assets, before a net increase of of $6,403,000 (0.03%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2024, the fund had contributed to Vanguard capital in the amount of $613,000, representing less than 0.01% of the fund’s net assets and 0.25% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2024, these arrangements reduced the fund’s management and administrative expenses by $25,000 and custodian fees by $8,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Explorer Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,383,462	85	95,187	21,478,734
Temporary Cash Investments	311,615	237,000	—	548,615
Total	21,695,077	237,085	95,187	22,027,349
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(2,952)	—	—	(2,952)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	65,233
Total Distributable Earnings (Loss)	(65,233)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	256,069
Undistributed Long-Term Gains	1,093,033
Net Unrealized Gains (Losses)	5,008,423
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	6,357,525
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	148,393	87,406
Long-Term Capital Gains	37,631	830,631
Total	186,024	918,037
*	Includes short-term capital gains, if any.
As of October 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,018,926
Gross Unrealized Appreciation	6,709,076
Gross Unrealized Depreciation	(1,700,653)
Net Unrealized Appreciation (Depreciation)	5,008,423
G.	During the year ended October 31, 2024, the fund purchased $7,334,267,000 of investment securities and sold $8,660,618,000 of investment securities, other than temporary cash investments.

Explorer Fund
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2024, such purchases were $8,768,000 and sales were $20,451,000, resulting in net realized gain of $7,284,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	257,372	2,387	184,543	1,831
Issued in Lieu of Cash Distributions	24,490	225	133,501	1,448
Redeemed	(548,779)	(4,850)	(383,728)	(3,828)
Net Increase (Decrease)—Investor Shares	(266,917)	(2,238)	(65,684)	(549)
Admiral Shares
Issued	1,986,204	18,963	1,980,306	21,287
Issued in Lieu of Cash Distributions	148,486	1,468	723,744	8,447
Redeemed	(3,236,160)	(30,799)	(2,447,127)	(26,299)
Net Increase (Decrease)—Admiral Shares	(1,101,470)	(10,368)	256,923	3,435
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2024 Market Value ($000)
8x8 Inc.	14,545	431	—	—	(1,000)	—	—	NA1
Nevro Corp.	NA2	13,955	6,621	(14,551)	66	—	—	11,673
Sterling Check Corp.	63,508	—	—	—	31,584	—	—	95,092
Vanguard Market Liquidity Fund	488,155	NA3	NA3	25	(29)	28,079	3	311,615
Vanguard Small-Cap ETF	159,304	33,585	38,320	856	44,195	2,327	—	199,620
Total	725,512	47,971	44,941	(13,670)	74,816	30,406	3	618,000
1	Not applicable—at October 31, 2024, the security was still held, but the issuer was no longer an affiliated company of the fund.
2	Not applicable—at October 31, 2023, the issuer was not an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Management has determined that no events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Vanguard Explorer Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Explorer Fund (the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 43.4%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $139,175,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $7,061,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $89,199,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q240 122024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2024

VANGUARD EXPLORER FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2024

*By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on December 20, 2024 (see File Number 33-49023) and a Power of Attorney  filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.